Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
11.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Chinese labor regulations require that the Group’s PRC entities make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits, which was expensed as incurred, was RMB547,150, RMB292,565 and RMB570,260 for the years ended December 31, 2019, 2020 and 2021, respectively. The Company enjoyed temporary exemption form mandated defined contribution plan in 2020 of RMB360,173 due to COVID-19.